Leases - Sales Type And Direct Financing Leases Lease Receivable Maturity (Detail) - Factory [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Within 1 year	¥ 16,002	¥ 27,602
Between 1 and 2 years	16,002	16,002
Between 2 and 3 years	16,002	16,002
Between 3 and 4 years	16,002	16,002
Between 4 and 5 years	16,002	16,002
Thereafter	135,609	140,011
Total minimum lease receivable	215,619	231,621
Less: Unearned income	(40,322)	(45,796)
Unguaranteed residuals	31,301	29,998
Net investment in finance lease	¥ 206,598	¥ 215,823	¥ 4,477	¥ 216,218